LEASES (Schedule of Future Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Lessee Disclosure [Abstract]
2022	$ 4,508
2023	4,273
2024	4,248
2025	4,028
2026	3,661
2027 and thereafter	33,436
Total lease payments	54,154
Less imputed interest	(16,252)
Total	$ 37,902